Related Parties - Summary of Total Compensation Provided to Key Management Personnel (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Key Management Personnel Compensation [Abstract]
Short-term benefits	₺ 86,478	₺ 78,775	₺ 80,868
Termination benefits	6,548	56,720	121
Share based payments	5,760	6,247	11,473
Long-term benefits	1,085	653	755
Key management personnel compensation	₺ 99,871	₺ 142,395	₺ 93,217